OTHER CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2016
OTHER CURRENT LIABILITIES [Abstract]
Components of other current liabilities

(in thousands of $)	2016	2015
Deferred drydocking, operating cost and charterhire revenue	1,036	1,327
Mark-to-market interest rate swaps valuation (see note 30)	1,470	4,597
Mark-to-market currency swaps valuation (see note 30)	993	—
Mark-to-market equity swaps valuation (see note 30)	56,763	81,581
Guarantees issued to Golar Partners (see note 31)	5,064	6,096
Dividends payable	5,047	40,466
Other	8,610	14,010
	78,983	148,077